Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2022
Provisions For Pensions And Similar Obligations
Schedule of Funding status of the defined benefit obligations
	2022	2021	2020

Present value of the obligations - Post-employment plans:
To current employees	186,038	320,202	478,837
Vested obligations to retired employees	23,920,682	26,183,758	28,202,580
Total	24,106,720	26,503,960	28,681,417

Less:
Fair value of plan assets	27,316,715	28,321,826	28,634,891
Unrecognized assets (1)	(4,141,741)	(3,645,083)	(2,762,220)
Provisions – Post-employment plans, net	931,746	1,827,217	2,808,746

Present value of the obligations - Other similar obligations:
To current employees	71,653	97,004	135,902
Vested obligations to retired employees	4,517,011	5,026,865	5,782,124
Total	4,588,664	5,123,869	5,918,026

Less:
Fair value of plan assets	4,945,407	5,096,262	5,398,667
Unrecognized assets (1)	(907,430)	(585,495)	(240,010)
Provisions – Other similar obligations, net	550,687	613,101	759,370

Total provisions for pension plans, net	1,482,433	2,440,318	3,568,115
Of which:
Actuarial provisions	1,775,202	2,728,126	3,929,265
Actuarial assets (note 15)	292,770	287,808	361,149
(1)	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

Schedule of amounts recognized in the consolidated income statement
	Post-Employment Plans
	2022	2021	2020

Staff costs - Current service costs (note 39)	1,432	1,799	4,186
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	2,175,565	(81,681)	108,268
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	(2,064,384)	252,608	97,291
Other movements - Extraordinary charges	41,546	2,117	16,786
Total	154,159	174,843	226,532

Schedule of defined benefit obligations - Other Similar Obligations
	Other Similar Obligations
	2022	2021	2020

Staff costs - Current service costs (note 39)	5,015	6,820	5,860
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	427,484	14,985	71,374
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	(382,028)	31,500	-
Other movements - Extraordinary charges(2)	31	(135)	(142)
Total	50,502	53,170	77,092

Schedule of changes in the present value of the accrued defined benefit obligations
	Post-Employment Plans
	2022	2021	2020

Present value of the obligations at beginning of year	26,503,960	28,681,417	28,057,482
Current service cost (Note 39)	1,432	1,799	4,186
Interest cost	2,175,565	1,971,031	1,940,515
Benefits paid	(3,269,089)	(2,159,866)	(2,060,960)
Actuarial (gains)/losses	(1,347,974)	(1,992,512)	722,261
Others	42,826	2,091	17,933
Present value of the obligations at end of year	24,106,720	26,503,960	28,681,417

Schedule of present value of the accrued defined benefit obligations - Other Similar Obligations
	Other Similar Obligations
	2022	2021	2020

Present value of the obligations at beginning of year	5,123,868	5,918,026	6,251,807
Current service cost (Note 39)	5,015	6,820	5,860
Interest cost	427,484	417,536	448,836
Benefits paid	(398,149)	(373,341)	(337,742)
Actuarial (gains)/losses	(569,554)	(845,173)	(450,735)
Present value of the obligations at end of year	4,588,664	5,123,868	5,918,026

Schedule of changes in the fair value of the plan assets
	Post-Employment Plans
	2022	2021	2020

Fair value of plan assets at beginning of year	28,321,826	28,634,891	25,822,890
Interest (Expense) Income	2,477,872	2,052,712	1,832,247
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(950,298)	(791,317)	2,994,598
Contributions/(surrenders)	750,690	589,006	49,716
Of which:
By the Bank	747,913	585,437	44,970
By plan participants	2,777	3,569	4,746
Benefits paid	(3,269,258)	(2,159,866)	(2,060,960)
Exchange differences and other items	(14,117)	(3,600)	(3,600)
Fair value of plan assets at end of year	27,316,715	28,321,826	28,634,891

Schedule of Changes in the fair value of the plan assets - Other Similar Obligations
	Other Similar Obligations
	2022	2021	2020

Fair value of plan assets at beginning of year	5,096,263	5,398,667	5,222,517
Interest (Expense) Income	449,758	402,551	377,462
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(399,946)	(521,100)	(34,409)
Contributions/(surrenders)	164,876	151,926	132,416
Of which:
By the Bank	164,876	151,926	132,416
Benefits paid	(365,544)	(335,781)	(299,319)
Fair value of plan assets at end of year	4,945,407	5,096,263	5,398,667

Schedule of Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses
			Post-Employment Plans
	2022	2021	2020
Experience Plan	(739,281)	(2,640,120)	(807,895)
Changes in Financial Assumptions	2,087,825	4,632,632	85,634
Changes in Financial Demographic	(174)	-	-
Gain (Loss) Actuarial - Obligation	1,348,370	1,992,512	(722,261)
Return on Investment, Return Unlike Implied Discount Rate	(962,916)	(791,317)	2,994,598
Gain (Loss) Actuarial - Asset	(962,916)	(791,317)	2,994,598
Changes in Surplus / Deficit Uncollectible	(82,891)	(630,255)	(1,318,382)

Schedule of Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations
			Other Similar Obligations
	2022	2021	2020
Experience Plan	(10,858)	(290,878)	289,237
Changes in Financial Assumptions	580,286	1,136,497	182,120
Changes in Financial Demographic	126	(446)	(20,621)
Gain (Loss) Actuarial - Obligation	569,554	845,173	450,735
Return on Investment, Return Unlike Implied Discount Rate	(403,979)	(521,100)	(34,409)
Gain (Loss) Actuarial - Asset	(403,979)	(521,100)	(34,409)
Changes in Surplus Uncollectible	(254,205)	(313,984)	(240,010)

Schedule of experience adjustments arising from plan assets and liabilities
	Post - Employment Plans
	2022	2021	2020

Experience in Net Assets Adjustments	(950,298)	(791,317)	2,994,598

	Other Similar Obligations
	2022	2021	2020

Experience in Net Assets Adjustments	(399,946)	(521,100)	(34,409)

[custom:AmountsOfActuarialObligationOfDefinedBenefitPlansUnnsuredAndDefinedBenefitPlansPartiallyOrTotallyCoveredTableTextBlock]
In thousands of reais	2022	2021	2020

Defined benefit plans uninsured	550,687	613,101	759,370
Defined benefit plans partially or totally covered	28,000,988	31,014,727	33,840,073

Schedule of estimated benefits payable for the next ten years

2023	2,490,444
2024	2,537,599
2025	2,582,067
2026	2,623,161
2027	2,660,393
2028 to 2032	13,668,829
Total	26,562,493

Schedule of change of one percentage point in the medical care cost rates
						Sensitivity
		2022		2021		2020
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0.5%	(22,524)	(240,984)	(25,444)	(305,114)	(28,711)	(402,547)
(-)0.5%	24,802	265,351	28,133	337,349	32,099	450,049
Boards of Mortality
Applied (+) 2 years	(42,586)	(455,624)	(44,619)	(535,039)	(47,637)	(667,904)
Applied (-) 2 years	45,310	484,763	47,934	574,793	54,226	760,289
Cost of Medical Care
(+)0.5%	29,297	313,438	31,280	375,089	34,718	486,769
(-)0.5%	(27,104)	(289,978)	(28,762)	(344,891)	(31,637)	(443,569)

Schedule of duration of the actuarial liabilities of the plans
Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	8.87
Banesprev Plans II	9.48
Banesprev Plans III	8.30
Banesprev Plans IV	10.11
Banesprev Plans V	7.19
Banesprev Pre-75	7.83
Sanprev I	5.78
Sanprev II	9.24
Sanprev III	8.25
Bandeprev Basic	7.74
Bandeprev Special I	5.61
Bandeprev Special II	5.16
SantanderPrevi	5.90
CACIBAN / DAB / DCA	5.67 / 4.79 / 5.17

Schedule of actuarial liabilities of the plans - Other Similar Obligations
Plans	Other Similar Obligations

Cabesp	11.83
Bandepe	9.79
Free Clinic	8.91
Lifetime officers	6.88
Health officers	22.61
Circulars (1)	8.74 and 7.98
Life Insurance	7.88

(1) The duration 8.74 refers to the plan of Former Employees of Banco ABN Amro and 7.98 to the plan of Former Employees of Banco Real.

Schedule of actuarial Assumptions Adopted in Calculations
		2022		2021		2020
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%	6.8%	7.1%
Rate Calculation of Interest Under Assets to the Next Year	9.44% ¹ and 9.64%	9.46% ² and 9.64%	8.4%	8.4%	6.8%	7.1%
Estimated Long-term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.3%	3.3%
Estimated Salary Increase Rate	3.5%	N/A	3.5%	N/A	3.8%	N/A
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000
(1) Banesprev Planos II, V e Pré75
(2) Cabesp